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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
                                        New York, New York 10010
                                        Phone : (212) 576-7786
                                        Fax :   (212) 576-8339
                                        E-mail : jennifer_sendor@newyorklife.com

                                        JENNIFER SENDOR
                                        Assistant General Counsel

VIA EDGAR

May 5, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   New York Life Insurance and Annuity Corporation
      Multi-Funded Annuity Separate Account - II
      File No. 2-86084

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 13, 2010 as part of the Registrant's most recent post-effective amendment to the registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 13, 2010.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7786.

Very truly yours,


/s/ Jennifer Sendor

Jennifer Sendor